Note 3 - Securities Available For Sale	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 3 Securities Available for Sale

A summary of securities available for sale at December 31, 2013 and 2012 is as follows:

(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2013
Mortgage-backed securities:
FHLMC	$2,749	183	0	2,932
FNMA	2,150	131	0	2,281
	4,899	314	0	5,213
Other marketable securities:
U.S. Government agency obligations	103,030	1	(637)	102,394
Corporate preferred stock	700	0	(420)	280
Corporate equity	58	11	0	69
	103,788	12	(1,057)	102,743
	$108,687	326	(1,057)	107,956
December 31, 2012
Mortgage-backed securities:
FHLMC	$5,669	294	0	5,963
FNMA	4,076	301	0	4,377
Collateralized mortgage obligations:
FNMA	80	1	0	81
	9,825	596	0	10,421
Other marketable securities:
U.S. Government agency obligations	75,059	170	(4)	75,225
Corporate preferred stock	700	0	(455)	245
	75,759	170	(459)	75,470
	$85,584	766	(459)	85,891

The Company did not sell any available for sale securities and did not recognize any gains or losses on investments in 2013, 2012, or 2011.

The following table presents amortized cost and estimated fair value of securities available for sale at December 31, 2013 based upon contractual maturity adjusted for scheduled repayments of principal and projected prepayments of principal based upon current economic conditions and interest rates. Actual maturities may differ from the maturities in the following table because obligors may have the right to call or prepay obligations with or without call or prepayment penalties:

(Dollars in thousands)	Amortized Cost	Fair Value
Due one year or less	$77,995	77,645
Due after one year through five years	29,903	29,929
Due after five years through ten years	31	33
Due after ten years	758	349
Total	$108,687	107,956

The allocation of mortgage-backed securities in the table above is based upon the anticipated future cash flow of the securities using estimated mortgage prepayment speeds.

The following table shows the gross unrealized losses and fair values for the securities available for sale portfolio aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012:

(Dollars in thousands)	Less Than Twelve Months			Twelve Months or More			Total
December 31, 2013	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Other marketable securities:
U.S. Government agency obligations	20	$93,390	(637)	0	$0	0	$93,390	(637)
Corporate preferred stock	0	0	0	1	280	(420)	280	(420)
Total temporarily impaired securities	20	$93,390	(637)	1	$280	(420)	$93,670	(1,057)

December 31, 2012
Other marketable securities:
U.S. Government agency obligations	1	$4,996	(4)	0	$0	0	$4,996	(4)
Corporate preferred stock	0	0	0	1	245	(455)	245	(455)
Total temporarily impaired securities	1	$4,996	(4)	1	$245	(455)	$5,241	(459)

We review our investment portfolio on a quarterly basis for indications of impairment. This review includes analyzing the length of time and the extent to which the fair value has been lower than the cost, the market liquidity for the investment, the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer, and our intent and ability to hold the investment for a period of time sufficient to recover the temporary loss.  The unrealized losses on U. S. Government agency obligations are the result of changes in interest rates. The unrealized losses reported for corporate preferred stock at December 31, 2013 relates to a single trust preferred security that was issued by the holding company of a small community bank. Typical of most trust preferred issuances, the issuer has the ability to defer interest payments for up to five years with interest payable on the deferred balance. In October 2009, the issuer elected to defer its scheduled interest payments as allowed by the terms of the security agreement. The issuer’s subsidiary bank has incurred operating losses over the past several years due to increased provisions for loan losses but still met the regulatory requirements to be considered “well capitalized” based on its most recent regulatory filing in 2013. Based on a review of the issuer, it was determined that the trust preferred security was not other-than-temporarily impaired at December 31, 2013. The Company does not intend to sell the preferred stock and has the intent and ability to hold it for a period of time sufficient to recover the temporary loss. Management believes that the Company will receive all principal and interest payments contractually due on the security and that the decrease in the market value is primarily due to a lack of liquidity in the market for trust preferred securities and the deferral of interest by the issuer. Management will continue to monitor the credit risk of the issuer and may be required to recognize other-than-temporary impairment charges on this security in future periods.